Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Stock-based compensation	$ 2,500	$ 525,000	$ 532,500
Officer [Member]
Stock-based compensation	0	500,000	500,000	0
Director [Member]
Stock-based compensation	2,500	0	7,500	0
Consultant [Member]
Stock-based compensation	$ 0	$ 25,000	$ 25,000	$ 0